Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,645)	$ (4,516)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2	2
Finance expenses, net	4	(20)
Financial expenses with respect to convertible notes and loans	637	1,129
Interest and change in fair value of short-term loan measured at fair value		1
Share-based compensation	787	456
Change in fair value of marketable securities		133
Fair value adjustment of liability in connection with stock exchange agreement		(58)
Changes in operating assets and liabilities:
Prepaid share based payment to a service provider		1,737
Prepaid expenses and other current assets	(47)	(35)
Accounts payable and accrued expenses	695	589
Net cash used in operating activities	(567)	(582)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4)	(252)
Repayment (Grant) of short-term loan	15	(15)
Proceeds from sale of trading securities		389
Proceeds from repayments of short-term loan		164
Net cash provided by investing activities	11	286
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short term loan	80
Proceeds from issuance of convertible note	280
Proceeds from the issuance of convertible notes and warrants		350
Net cash provided by financing activities	360	350
Effect of exchange rates on cash and cash equivalents	(7)	20
Net increase (decrease) in cash and cash equivalents and restricted cash	(203)	74
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE YEAR	280	206
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE YEAR	77	280
Non-cash transactions:
Fair value of convertible component in convertible loan	(51)
Warrants issued in connection with convertible notes	(155)
Extinguishment of convertible notes	(162)
Investment in MyPlant for a fixed number of shares	444
Classification of embedded conversion feature from liability to equity		670
Commitment for issuance of fixed number of ordinary shares		$ 14